23 Post-Employment Benefits	12 Months Ended
Dec. 31, 2019
Postemployment Benefits [Abstract]
Post-Employment Benefits

23  Post-employment Benefits

The Company sponsors private retirement and pension plans (Unified Plan and Plan III) and Healthcare Plan for medical and dental care ("ProSaúde II" and "ProSaúde III" Plans) for their active employees and their legal dependents. The lifetime sponsorship of the Healthcare Plan for retirees, pensioners and legal dependents is only applied to "Prosaúde II" plan participants.

The amounts of these actuarial obligations (contributions, costs, liabilities, and/or assets) are calculated annually by an independent actuary at year end.

The benefits plan assets are measured at market values (mark-to-market).

The amount of the net assistance liability is recognized at the present value of the actuarial liability, less the fair value of the plan assets.

Under the projected credit unit method adopted, each year of service triggers an additional benefit unit, which are added up to determine the final liability.

Other actuarial assumptions are used, which take into account biometric and economic tables in addition to historical data from the benefits plans, obtained from the manager of these plans, Fundação Copel de Previdência e Assistência Social.

Actuarial gains or losses caused by changes in assumptions and/or actuarial adjustments are recognized in other comprehensive income.

23.1    Pension plan

The Unified Plan is a Defined Benefit plan - BD in which the income is predetermined, according to each individual's salary. This plan is closed for new participants since 1998.

The Plan III is a Variable Contribution plan - CV, being the only plan available for new participants.

The costs assumed by the sponsors for these plans are recognized according to the actuarial evaluation prepared annually by independent actuaries in accordance with IAS 19 and IFRIC 14. The economic and financial assumptions for purposes of the actuarial valuation are discussed with the independent actuaries and approved by the Company's Management.

23.2    Helathcare Plan

The Company allocate resources for the coverage of healthcare expenses incurred by their employees and their dependents, within rules, limits and conditions set in "ProSaúde II" and "ProSaúde III" Plans' regulations. Coverage includes periodic medical exams in both plans and is extended to all retirees and pensioners for life only in the "ProSaúde II" plan.

23.3    Balance sheet and statement of income

Amounts recognized in liabilities, under Post-employment benefits, are summarized below:

	12.31.2019	12.31.2018
Pension plans	1,537	1,149
Healthcare plans	1,193,399	967,614
	1,194,936	968,763
Current	66,004	58,478
Noncurrent	1,128,932	910,285

Amounts recognized in the statement of income are shown below:

	12.31.2019	12.31.2018	12.31.2017
Employees
Pension plans	72,067	78,209	78,680
Healthcare plan - post employment	99,578	97,866	97,511
Healthcare plan - active employees	87,515	86,580	81,617
(-) Transfers to construction in progress	(22,394)	(20,630)	(21,901)
	236,766	242,025	235,907
Management
Pension plans	1,450	1,598	1,500
Healthcare plan	110	127	190
	1,560	1,725	1,690
	238,326	243,750	237,597

23.4    Changes in post-employment benefits

Balance as of January 1, 2018	866,103
Appropriation of actuarial calculation	97,900
Appropriation of pension and healthcare contributions	151,215
Adjustment related to actuarial gains (loss)	58,354
Amortizations	(204,809)
Balance as of December 31, 2018	968,763
Appropriation of actuarial calculation	99,578
Appropriation of pension and healthcare contributions	138,974
Adjustment related to actuarial gains	186,628
Amortizations	(199,007)
Balance as of December 31, 2019	1,194,936

23.5    Actuarial valuation in accordance with IAS 19

23.5.1     Actuarial assumptions

The actuarial assumptions used to determine the amounts of liabilities and costs for 2019 and 2018 are shown below:

		2019		2018
	Real	Nominal	Real	Nominal
Economic
Inflation p.y.	-	2.90%	-	4.00%
Expected rate of discount/return p.y.
Unified Plan - Defined Benefit	3.05%	6.04%	4.60%	8.78%
Unified Plan - Balance	3.20%	6.19%	4.60%	8.78%
Plan III	3.20%	6.19%	4.60%	8.78%
Assistance Plan	3.30%	6.30%	4.60%	8.78%
Salary growth
Unified Plan p.y.	1.00%	3.93%	2.00%	6.08%
Plan III p.y.	1.50%	4.44%	1.50%	5.56%
Demographic
Mortality Table		AT - 2000		AT - 2000
Mortality table of individuals with permanent disability		WINKLEVOSS		WINKLEVOSS
Table of new disability benef it vested		TASA 1927		TASA 1927

23.5.2     Number of participants and beneficiaries

	Social Security Plans
	Unified Plan		Plan III		Assistance Plan
	12.31.2019	12.31.2018	12.31.2019	12.31.2018	12.31.2019	12.31.2018
Number of active participants	27	33	7,647	8,180	6,963	7,427
Number of Inactive participants	4,337	4,368	4,324	3,843	8,433	8,174
Number of dependent people	-	-	-	-	22,183	22,472
Total	4,364	4,401	11,971	12,023	37,579	38,073

23.5.3     Life expectancy after the average age of participants - Annuity Table AT-2000 (in years)

	Unified Plan	Plan III
As of 12.31.2019
Retired participants	13.13	25.84
Pensioner participants	8.40	25.84
As of 12.31.2018
Retired participants	14.37	22.74
Pensioner participants	15.68	27.21

The average age of inactive participants of the healthcare and pension plans of the Company is 66.6 and 65.9 years, respectively.

23.5.4     Actuarial evaluation

Based on the revision of the assumptions, the amounts of the Unified Plan and Plan III as of December 31, 2019 totaled surplus of R$ 908,294 and R$ 91,218, respectively and surplus of R$ 376,077 and R$ 32,732, respectively as of December 31, 2018. Applicable ruling legislation does not allow any significant reduction in contributions or refunds to the Company based on the current surplus of these plans. For this reason, the Company did not record assets in its balance sheet as of December 31, 2019, reflecting any right to reduce contributions, refund of surplus or other amounts.

	Unified Plan	Plan III	Assistance Plan	12.31.2019	12.31.2018
Total liabilities or partially covered	6,638,462	3,046,536	1,389,610	11,074,608	9,201,030
Fair value of the plan assets	(7,546,756)	(3,137,754)	(196,211)	(10,880,721)	(8,642,068)
Plan coverage status	(908,294)	(91,218)	1,193,399	193,887	558,962
Unrecognized asset	908,294	91,218	-	999,512	408,652
	-	-	1,193,399	1,193,399	967,614

The Company adjusted their assistance liabilities through the actuarial report issued on December 31, 2019, when an actuarial gain of R$ 186,629 (R$ 58,354 on December, 2018) was recorded in other comprehensive income, corresponding to an increase ascertained on that base date.

23.5.5     Changes in actuarial liabilities

	Unified Plan	Plan III	Assistance Plan
Present value of net actuarial obligations as of January 1, 2017	4,951,078	1,565,121	933,914
Cost of services	329	10,502	9,225
Cost of interest	563,257	176,878	105,987
Benefits paid	(406,023)	(122,841)	(7)
Actuarial (gain) losses	244,253	104,908	(13,162)
Present value of net actuarial obligations as of December 31, 2017	5,352,894	1,734,568	1,035,957
Cost of services	589	9,604	11,633
Cost of interest	533,201	195,991	102,916
Benefits paid	(414,256)	(133,281)	(7)
Actuarial (gain) losses	442,336	338,779	(9,894)
Present value of net actuarial obligations as of December 31, 2018	5,914,764	2,145,661	1,140,605
Cost of services	560	4,098	14,306
Cost of interest	477,732	128,075	106,004
Benefits paid	(435,454)	(174,427)	(30)
Actuarial (gain) losses	680,860	943,129	128,725
Present value of net actuarial obligations as of December 31, 2019	6,638,462	3,046,536	1,389,610

23.5.6     Changes in actuarial assets

	Unified Plan	Plan III	Assistance Plan
Fair value of the Plan's assets as of January 1, 2017	5,478,802	1,793,516	165,301
Return estimated for assets	546,699	202,691	23,934
Contributions and distributions	30,520	10,505	-
Benefits paid	(406,023)	(122,841)	-
Actuarial gain (losses)	184,574	(62,816)	(18,312)
Fair value of the Plan's assets as of December 31, 2017	5,834,572	1,821,055	170,923
Return estimated for assets	593,572	230,703	16,579
Contributions and distributions	24,011	9,184	-
Benefits paid	(414,256)	(133,281)	-
Actuarial gain (losses)	252,942	250,575	(14,511)
Fair value of the Plan's assets as of December 31, 2018	6,290,841	2,178,236	172,991
Return estimated for assets	685,685	337,476	51,541
Contributions and distributions	23,851	4,185	-
Benefits paid	(435,454)	(174,427)	-
Actuarial gain (losses)	981,833	792,284	(28,321)
Fair value of the Plan's assets as of December 31, 2019	7,546,756	3,137,754	196,211

23.5.7     Estimated costs

The estimated net periodic plan costs (gains) for 2020 for each plan are shown below:

	Unified Plan	Plan III	Assistance Plan
Cost of current service	765	4,037	20,854
Estimated cost of interest	405,370	183,865	85,561
Expected return on plan assets	(449,905)	(183,026)	(12,066)
Expected employee contributions	(187)	(2,018)	-
Costs (income or loss)	(43,957)	2,858	94,349

23.5.8     Sensitivity Analysis

The following tables set out a sensitivity analysis, which shows the effect of a one percent increase or decrease in the assumed care costs, in the aggregate of the cost of service and cost of interest components and the accumulated post-employment benefit obligation.

	Projected scenarios
	Increase by 1%	Decrease in 1%
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	(249,719)	253,420
Impacts on the obligations of healthcare program	(120,756)	122,130
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	96,823	(90,471)
Impact on cost of service for the following financial year of healthcare program	1,439	(1,344)
Sensitivity of the service cost
Impacts on the obligations of the pension	39	(40)
Impacts on the obligations of healthcare program	1,788	(1,808)

23.5.9     Benefits payable

The estimated benefits to be paid by the Company in the next five years and the total benefits for the following fiscal years are shown below:

	Unified Plan	Plan III	Assistance Plan	Total
2020	429,228	158,427	82,813	670,468
2021	418,133	154,433	86,125	658,691
2022	406,885	149,999	85,451	642,335
2023	395,134	145,567	83,826	624,527
2024	383,511	141,302	81,965	606,778
2025 a 2049	4,016,371	2,011,843	1,091,223	7,119,437

23.5.10  Asset allocation and investment strategy

The asset allocation for the Company pension and healthcare plans at the end of 2019 and the allocation goal for 2020, by asset category, are shown below:

	Goal for 2020	2019
Fixed income	70.4%	82.2%
Variable income	9.1%	7.8%
Loans	1.6%	1.6%
Real estate	7.2%	1.4%
Investment structuring	8.9%	7.1%
Investments abroad	2.8%	0.0%
	100.0%	100.0%

In addition, information on the allocation of assets of pension plans sponsored by the Company:

	Unified Plan		Plan III
	target (%)(*)	minimum (%)	target (%)	minimum (%)
Fixed income	86.5%	55.0%	51.0%	23.0%
Variable income	5.0%	1.0%	14.0%	8.0%
Loans	0.5%	0.0%	3.0%	1.0%
Real estate	5.0%	1.0%	10.0%	0.0%
Investment structuring	3.0%	0.0%	16.0%	0.0%
Investments abroad	0.0%	0.0%	6.0%	0.0%
(*) Target based on the total investment of each plan.
Management of Fundação Copel decided to keep a more conservative approach investing in variable income in relation to the allowed legal limit, which is 70%.

As of December 31, 2019, and 2018, the pension plan assets included the following securities issued by Copel:

	Unified Plan		Plan III
	12.31.2019	12.31.2018	12.31.2019	12.31.2018
Debentures	-	-	-	4,166
Shares	-	5	-	13
	-	5	-	4,179

23.5.11  Additional information

The Company made contributions to Plan III (variable contribution plan) for all active employees at December 31, 2019 and 2018, in the amounts of R$ 70,564 and R$ 77,797, respectively.